UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22025

ING SEPARATE PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)	With copies to:

Theresa K. Kelety, Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code: (800) 992-0180

Date of fiscal year end: March 31
Date of reporting period: July 1, 2006 — June 30, 2007

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22025
Reporting Period: 07/01/2006 - 06/30/2007
ING Separate Portfolios Trust

====================== ING SPORTS CORE FIXED INCOME FUND =======================

This fund had no proxy voting activity during the reporting period.

==================== ING SPORTS CORE PLUS FIXED INCOME FUND ====================

This fund had no proxy voting activity during the reporting period.

========== END N-PX REPORT

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING SEPARATE PORTFOLIOS TRUST
By:	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 29, 2007